First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 91.7%
103,883	Bank of America Corp.	$2,467,221
55,252	CIT Group, Inc.	1,145,374
52,299	Citigroup, Inc.	2,672,479
103,969	Citizens Financial Group, Inc.	2,624,178
27,573	Comerica, Inc.	1,050,531
78,634	Commerce Bancshares, Inc.	4,676,364
71,693	East West Bancorp, Inc.	2,598,154
129,224	Fifth Third Bancorp	2,491,439
107,194	First Horizon National Corp.	1,067,652
46,328	First Republic Bank	4,910,305
281,852	Huntington Bancshares, Inc.	2,546,533
51,499	JPMorgan Chase & Co.	4,843,996
84,579	KeyCorp	1,030,172
9,486	M&T Bank Corp.	986,259
57,901	PacWest Bancorp	1,141,229
87,534	People’s United Financial, Inc.	1,012,768
21,972	PNC Financial Services Group (The), Inc.	2,311,674
15,327	Prosperity Bancshares, Inc.	910,117
221,544	Regions Financial Corp.	2,463,569
9,739	Signature Bank	1,041,294
11,668	SVB Financial Group (a)	2,514,804
52,228	Synovus Financial Corp.	1,072,241
34,656	TCF Financial Corp.	1,019,580
27,250	Truist Financial Corp.	1,023,237
28,185	US Bancorp	1,037,772
37,864	Wells Fargo & Co.	969,318
26,272	Western Alliance Bancorp	994,921
152,297	Zions Bancorp N.A.	5,178,098
		57,801,279
	Thrifts & Mortgage Finance – 8.1%
498,639	New York Community Bancorp, Inc.	5,086,118
	Total Investments – 99.8%	62,887,397
	(Cost $80,453,316) (b)
	Net Other Assets and Liabilities – 0.2%	137,186
	Net Assets – 100.0%	$63,024,583

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,751 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,595,670. The net unrealized depreciation was $17,565,919.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 62,887,397	$ 62,887,397	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 14.2%
206	Boston Beer (The) Co., Inc., Class A (a)	$110,550
588	Brown-Forman Corp., Class B	37,432
830	Coca-Cola (The) Co.	37,084
224	Constellation Brands, Inc., Class A	39,189
1,021	Molson Coors Brewing Co., Class B	35,081
1,603	Monster Beverage Corp. (a)	111,120
295	PepsiCo, Inc.	39,017
		409,473
	Chemicals – 1.3%
1,419	Corteva, Inc.	38,015
	Food & Staples Retailing – 1.4%
2,025	US Foods Holding Corp. (a)	39,933
	Food Products – 77.1%
5,907	Archer-Daniels-Midland Co.	235,689
302	Beyond Meat, Inc. (a)	40,462
993	Bunge Ltd.	40,842
2,278	Campbell Soup Co.	113,057
6,675	Conagra Brands, Inc.	234,760
4,981	Darling Ingredients, Inc. (a)	122,632
3,684	General Mills, Inc.	227,118
286	Hershey (The) Co.	37,071
2,378	Hormel Foods Corp.	114,786
2,757	Ingredion, Inc.	228,831
2,038	JM Smucker (The) Co.	215,641
1,778	Kellogg Co.	117,455
3,811	Kraft Heinz (The) Co.	121,533
645	Lamb Weston Holdings, Inc.	41,235
221	McCormick & Co., Inc.	39,650
2,228	Mondelez International, Inc., Class A	113,918
1,334	Post Holdings, Inc. (a)	116,885
294	Sanderson Farms, Inc.	34,072
631	Tyson Foods, Inc., Class A	37,677
		2,233,314
	Personal Products – 5.9%
2,648	Herbalife Nutrition Ltd. (a)	119,107
379	Medifast, Inc.	52,594
		171,701
	Total Investments – 99.9%	2,892,436
	(Cost $2,961,953) (b)
	Net Other Assets and Liabilities – 0.1%	2,676
	Net Assets – 100.0%	$2,895,112

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $97,905 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $167,422. The net unrealized depreciation was $69,517.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,892,436	$ 2,892,436	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Energy Equipment & Services – 6.1%
25,514	Baker Hughes Co.	$392,660
6,171	Halliburton Co.	80,099
3,602	Helmerich & Payne, Inc.	70,275
5,815	National Oilwell Varco, Inc.	71,234
96,212	Patterson-UTI Energy, Inc.	333,856
3,926	Schlumberger Ltd.	72,199
54,520	Transocean Ltd. (a)	99,772
		1,120,095
	Oil, Gas & Consumable Fuels – 93.8%
15,170	Antero Midstream Corp.	77,367
6,720	Apache Corp.	90,720
76,663	Cabot Oil & Gas Corp.	1,317,070
108,436	Callon Petroleum Co. (a)	124,701
28,863	Cheniere Energy, Inc. (a)	1,394,660
820	Chesapeake Energy Corp. (a)	4,018
8,293	Chevron Corp.	739,984
2,759	Cimarex Energy Co.	75,845
138,372	CNX Resources Corp. (a)	1,196,918
1,330	Concho Resources, Inc.	68,495
18,030	ConocoPhillips	757,621
5,929	Continental Resources, Inc.	103,935
3,686	Delek US Holdings, Inc.	64,173
6,708	Devon Energy Corp.	76,069
1,703	Diamondback Energy, Inc.	71,220
8,033	EOG Resources, Inc.	406,952
57,009	EQT Corp.	678,407
8,963	Equitrans Midstream Corp.	74,483
33,450	Exxon Mobil Corp.	1,495,884
2,156	Hess Corp.	111,702
17,761	HollyFrontier Corp.	518,621
48,133	Kinder Morgan, Inc.	730,178
39,841	Kosmos Energy Ltd.	66,136
124,068	Marathon Oil Corp.	759,296
2,063	Marathon Petroleum Corp.	77,115
47,886	Matador Resources, Co. (a)	407,031
63,640	Murphy Oil Corp.	878,232
8,306	Noble Energy, Inc.	74,422
5,599	Occidental Petroleum Corp.	102,462
1,976	ONEOK, Inc.	65,643
7,933	Parsley Energy, Inc., Class A	84,724
6,828	PBF Energy, Inc., Class A	69,919
5,953	PDC Energy, Inc. (a)	74,055
9,718	Phillips 66	698,724
792	Pioneer Natural Resources Co.	77,378
126,961	Range Resources Corp.	714,790
20,600	SM Energy Co.	77,250
505,311	Southwestern Energy Co. (a)	1,293,596
4,053	Targa Resources Corp.	81,344
11,412	Valero Energy Corp.	671,254
37,224	Williams (The) Cos., Inc.	708,001
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
12,789	WPX Energy, Inc. (a)	$81,594
		17,241,989
	Total Investments – 99.9%	18,362,084
	(Cost $17,605,584) (b)
	Net Other Assets and Liabilities – 0.1%	21,707
	Net Assets – 100.0%	$18,383,791

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,580,415 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $823,915. The net unrealized appreciation was $756,500.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,362,084	$ 18,362,084	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Biotechnology – 17.1%
5,495	AbbVie, Inc.	$539,499
11,194	Alkermes PLC (a)	217,220
14,680	Amicus Therapeutics, Inc. (a)	221,374
2,811	Blueprint Medicines Corp. (a)	219,258
4,322	Esperion Therapeutics, Inc. (a)	221,762
16,022	Flexion Therapeutics, Inc. (a)	210,689
10,051	Heron Therapeutics, Inc. (a)	147,850
18,821	Ironwood Pharmaceuticals, Inc. (a)	194,233
1,578	Madrigal Pharmaceuticals, Inc. (a)	178,709
		2,150,594
	Health Care Equipment & Supplies – 3.9%
5,365	Abbott Laboratories	490,522
	Health Care Providers & Services – 3.9%
9,311	Cardinal Health, Inc.	485,941
	Pharmaceuticals – 75.1%
17,054	Bristol-Myers Squibb Co.	1,002,775
13,093	Catalent, Inc. (a)	959,717
8,553	Elanco Animal Health, Inc. (a)	183,462
3,329	Eli Lilly & Co.	546,555
47,443	Endo International PLC (a)	162,729
20,076	Horizon Therapeutics PLC (a)	1,115,824
4,268	Jazz Pharmaceuticals PLC (a)	470,931
6,784	Johnson & Johnson	954,034
64,940	Mallinckrodt PLC (a)	174,039
6,309	Merck & Co., Inc.	487,875
29,832	Mylan N.V. (a)	479,699
4,167	Pacira BioSciences, Inc. (a)	218,643
9,298	Perrigo Co. PLC	513,900
26,469	Pfizer, Inc.	865,536
12,067	Prestige Consumer Healthcare, Inc. (a)	453,237
7,592	Supernus Pharmaceuticals, Inc. (a)	180,310
3,653	Zoetis, Inc.	500,607
6,287	Zogenix, Inc. (a)	169,812
		9,439,685
	Total Investments – 100.0%	12,566,742
	(Cost $11,801,123) (b)
	Net Other Assets and Liabilities – 0.0%	3,730
	Net Assets – 100.0%	$12,570,472

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,246,823 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $481,204. The net unrealized appreciation was $765,619.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,566,742	$ 12,566,742	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Commercial Services & Supplies – 1.8%
764	Copart, Inc. (a)	$63,618
	Diversified Consumer Services – 1.6%
299	Grand Canyon Education, Inc. (a)	27,068
768	H&R Block, Inc.	10,967
268	ServiceMaster Global Holdings, Inc. (a)	9,565
368	WW International, Inc. (a)	9,340
		56,940
	Food & Staples Retailing – 20.9%
435	Costco Wholesale Corp.	131,896
8,234	Kroger (The) Co.	278,721
671	Rite Aid Corp. (a)	11,447
160	Sysco Corp.	8,746
1,418	Walgreens Boots Alliance, Inc.	60,109
2,066	Walmart, Inc.	247,466
		738,385
	Health Care Providers & Services – 7.0%
1,029	AmerisourceBergen Corp.	103,692
2,048	CVS Health Corp.	133,059
55	McKesson Corp.	8,438
		245,189
	Internet & Direct Marketing Retail – 19.6%
103	Amazon.com, Inc. (a)	284,158
198	Chewy, Inc., Class A (a)	8,849
5,796	eBay, Inc.	304,000
782	Etsy, Inc. (a)	83,072
155	GrubHub, Inc. (a)	10,897
		690,976
	Multiline Retail – 14.6%
1,392	Dollar General Corp.	265,190
156	Dollar Tree, Inc. (a)	14,458
458	Kohl’s Corp.	9,513
1,385	Macy’s, Inc.	9,529
546	Nordstrom, Inc.	8,457
795	Ollie’s Bargain Outlet Holdings, Inc. (a)	77,632
1,098	Target Corp.	131,683
		516,462
	Road & Rail – 0.5%
282	Lyft, Inc., Class A (a)	9,309
242	Uber Technologies, Inc. (a)	7,521
		16,830
Shares	Description	Value

	Specialty Retail – 34.0%
207	Advance Auto Parts, Inc.	$29,487
961	American Eagle Outfitters, Inc.	10,475
103	AutoZone, Inc. (a)	116,196
1,211	Bed Bath & Beyond, Inc.	12,837
1,541	Best Buy Co., Inc.	134,483
42	Burlington Stores, Inc. (a)	8,271
100	CarMax, Inc. (a)	8,955
95	Carvana Co. (a)	11,419
211	Children’s Place (The), Inc.	7,896
3,724	Dick’s Sporting Goods, Inc.	153,652
84	Five Below, Inc. (a)	8,980
2,555	Foot Locker, Inc.	74,504
989	Gap (The), Inc.	12,481
415	Home Depot (The), Inc.	103,962
544	L Brands, Inc.	8,144
782	Lowe’s Cos., Inc.	105,664
167	O’Reilly Automotive, Inc. (a)	70,419
619	RH (a)	154,069
91	Ross Stores, Inc.	7,757
167	TJX (The) Cos., Inc.	8,443
1,101	Tractor Supply Co.	145,101
36	Ulta Beauty, Inc. (a)	7,323
		1,200,518
	Total Investments – 100.0%	3,528,918
	(Cost $3,290,066) (b)
	Net Other Assets and Liabilities – 0.0%	179
	Net Assets – 100.0%	$3,529,097

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $321,683 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $82,831. The net unrealized appreciation was $238,852.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,528,918	$ 3,528,918	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Semiconductors & Semiconductor Equipment – 100.0%
10,122	Advanced Micro Devices, Inc. (a)	$532,518
4,821	Analog Devices, Inc.	591,247
9,693	Applied Materials, Inc.	585,942
5,456	Broadcom, Inc.	1,721,968
3,759	Cabot Microelectronics Corp.	524,531
7,513	Cirrus Logic, Inc. (a)	464,153
10,335	Cree, Inc. (a)	611,729
53,074	Entegris, Inc.	3,134,020
25,289	Inphi, Corp. (a)	2,971,457
50,501	Intel Corp.	3,021,475
3,095	KLA Corp.	601,916
1,990	Lam Research Corp.	643,685
21,895	Lattice Semiconductor Corp. (a)	621,599
97,426	Marvell Technology Group Ltd.	3,415,755
27,549	Maxim Integrated Products, Inc.	1,669,745
11,194	Microchip Technology, Inc.	1,178,840
33,167	Micron Technology, Inc. (a)	1,708,764
5,155	MKS Instruments, Inc.	583,752
2,596	Monolithic Power Systems, Inc.	615,252
4,476	NVIDIA Corp.	1,700,477
33,022	ON Semiconductor Corp. (a)	654,496
14,666	Power Integrations, Inc.	1,732,495
15,171	Qorvo, Inc. (a)	1,676,851
19,647	QUALCOMM, Inc.	1,792,003
10,240	Semtech Corp. (a)	534,733
5,814	Silicon Laboratories, Inc. (a)	582,970
26,810	Skyworks Solutions, Inc.	3,427,927
23,710	Teradyne, Inc.	2,003,732
13,382	Texas Instruments, Inc.	1,699,112
9,089	Xilinx, Inc.	894,267
	Total Investments – 100.0%	41,897,411
	(Cost $37,413,299) (b)
	Net Other Assets and Liabilities – (0.0)%	(3,411)
	Net Assets – 100.0%	$41,894,000

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,491,986 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,874. The net unrealized appreciation was $4,484,112.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,897,411	$ 41,897,411	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 22.8%
5,402	CH Robinson Worldwide, Inc.	$427,082
5,738	Expeditors International of Washington, Inc.	436,317
795	FedEx Corp.	111,475
2,198	United Parcel Service, Inc., Class B	244,374
1,317	XPO Logistics, Inc. (a)	101,738
		1,320,986
	Airlines – 14.7%
3,036	Alaska Air Group, Inc.	110,086
9,885	American Airlines Group, Inc.	129,197
4,117	Delta Air Lines, Inc.	115,482
10,307	JetBlue Airways Corp. (a)	112,346
3,233	Southwest Airlines Co.	110,504
8,015	Spirit Airlines, Inc. (a)	142,667
3,702	United Airlines Holdings, Inc. (a)	128,126
		848,408
	Auto Components – 13.6%
1,377	Aptiv PLC	107,296
6,816	BorgWarner, Inc.	240,605
8,288	Gentex Corp.	213,582
13,639	Goodyear Tire & Rubber (The) Co.	122,001
979	Lear Corp.	106,730
		790,214
	Automobiles – 21.1%
18,178	Ford Motor Co.	110,522
16,934	General Motors Co.	428,430
4,864	Harley-Davidson, Inc.	115,618
525	Tesla, Inc. (a)	566,900
		1,221,470
	Distributors – 3.6%
1,244	Genuine Parts Co.	108,178
3,780	LKQ Corp. (a)	99,036
		207,214
	Road & Rail – 24.2%
1,450	CSX Corp.	101,123
1,831	JB Hunt Transport Services, Inc.	220,343
690	Kansas City Southern	103,010
5,266	Knight-Swift Transportation Holdings, Inc.	219,645
582	Norfolk Southern Corp.	102,182
2,561	Old Dominion Freight Line, Inc.	434,320
Shares	Description	Value

	Road & Rail (Continued)
1,290	Union Pacific Corp.	$218,100
		1,398,723
	Total Investments – 100.0%	5,787,015
	(Cost $5,279,610) (b)
	Net Other Assets and Liabilities – 0.0%	903
	Net Assets – 100.0%	$5,787,918

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $554,131 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $46,726. The net unrealized appreciation was $507,405.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,787,015	$ 5,787,015	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.